Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2023
Ordinary Shares
Schedule of activities of the Group's Class A ordinary shares and Class B ordinary shares

					Total of Class A ordinary
					shares and Class B ordinary
	Class A ordinary shares		Class B ordinary shares		shares
	(US$0.00005 par value)		(US$0.00005 par value)		(US$0.00005 par value)
	Number of		Number of		Number of
	shares issued	Amount	shares issued	Amount	shares issued	Amount
		US$		US$		US$
Balance as of December 31, 2021	491,846,560	25	79,400,000	4	571,246,560	29
Issuance of ordinary shares upon the Dual Primary Listing at par value	7,300,000	—	—	—	7,300,000	—
Balance as of December 31, 2022	499,146,560	25	79,400,000	4	578,546,560	29
Cancellation of Treasury	(3,953,961)	—	—	—	(3,953,961)	—
Conversion of Class B ordinary shares to Class A ordinary shares	9,194,700	—	(9,194,700)	—	-	—
Balance as of December 31, 2023	504,387,299	25	70,205,300	4	574,592,599	29